Prepayments and other current assets	12 Months Ended
Dec. 31, 2024
Prepayments and other current assets
Prepayments and other current assets

7. Prepayments and other current assets

Prepayments and other current assets consist of the following:

	As of
	December 31,
	2023	2024
	RMB	RMB
Prepaid advertising expenses, rentals and others	22,152	33,659
Deposits	4,683	13,585
Staff advances	1,762	1,654
Deductible VAT input	6,289	13,398
Interest receivable	5,323	4,274
Total	40,209	66,570